Investment Objectives and Goals - Nomura Global Listed Real Assets Fund - Nomura Global Listed Real Assets Fund	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Global Listed Real Assets Fund seeks total return, which is targeted to be in excess of inflation, through growth of capital and current income.